FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Credit Risk Exposures (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivatives
Credit risk
Maximum exposure	$ 28	$ 48
Cash at bank
Credit risk
Maximum exposure	$ 169	$ 100